Events after the reporting date (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2022	Jan. 31, 2022	Dec. 31, 2021
Events after the reporting date (Details) [Line Items]
Consideration full cash paid, description			(1)Closing consideration – Around £13,500 thousand (as for the closing date, approximately $18,225 thousand), adjusted post-closing upwards or downwards to reflect a cash-free debt free basis on the closing date, with respect to an agreed working capital level. The total closing consideration was estimated at around £17,000 thousand (as for the closing date, approximately $22,950 thousand). (2)Deferred consideration – £1,000 thousand (as for the closing date, approximately $1,350 thousand), due on April 1st, 2024, to all sellers in an unconditional manner, except to key management team, for whom payment is due only if they stay with the company until such date. (3)Earn-out cash consideration – Contingent Consideration – Up to £7,000 thousand (as for the closing date, approximately $9,450 thousand), depending on certain targets (“Earn-Out Consideration”) as follows: (i) EBITDA based earn-out – £1,000 thousand (as for the closing date, approximately $1,350 thousand), in the event that GIS generates, during the fiscal year ending on March 31, 2022, EBITDA of at least £396 thousand (as for the closing date, approximately $535 thousand). For every 1% below EBITDA of £396 thousand, EBITDA based earn-out will be reduced by 2%, going down to 0 if EBITDA will be £198. (ii)Gross profit based earn-out – £3,000 thousand (as for the closing date, approximately $4,050 thousand), in the event that GIS generates, during the fiscal year ending on March 31, 2023, gross profit of at least £6,962 thousand (as for the closing date, approximately $9,400 thousand). For every 1% below gross profit of £6,962 thousand, gross profit based earn-out will be reduced by 5%, going down to 0 if gross profit will be £5,570. (iii)Revenues based earn-out – £3,000 thousand (as for the closing date, approximately $4,050 thousand), in the event that GIS generates, during the fiscal year ending on March 31, 2023, revenues of at least £9,537 thousand (as for the closing date, approximately $12,875 thousand). For every 1% below gross profit of £9,537 thousand, revenues based earn-out will be reduced by 10%, going down to 0 if revenues will be £8,584.
Non-adjusting events after reporting period [member]
Events after the reporting date (Details) [Line Items]
Voting interests percentage		100.00%
Events after the reporting date, description	After the reporting date, in March 2022, the Group granted to employees 1,207,000 options and RSUs. The options and RSUs represent the right to receive Ordinary Shares at a future time and vest over a period of three to four years.	After the reporting date, in January 2022, the Group granted to employees 5,507,000 options and RSUs. The options and RSUs represent the right to receive Ordinary Shares at a future time and vest over a period of three to four years.